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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09247
State Street Research Institutional Funds
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	1/31

Date of reporting period:	8/1/04 - 10/31/04

Item 1. Schedule of Investments.

STATE STREET RESEARCH INSTITUTIONAL FUNDS

TABLE OF CONTENTS

Schedules of Investments
State Street Research Institutional Core Fixed Income Fund	1
State Street Research Institutional Core Plus Fixed Income Fund	9
State Street Research Institutional Large Cap Analyst Fund	16

STATE STREET RESEARCH INSTITUTIONAL CORE FIXED INCOME FUND

INVESTMENT PORTFOLIO

October 31, 2004

	Principal	Maturity
	Amount	Date	Value

FIXED INCOME SECURITIES 97.9%
U.S. Treasury 13.7%
U.S. Treasury Bond,
7.25%	$700,000	5/15/2016	$888,016
U.S. Treasury Bond,
8.875%	1,025,000	2/15/2019	1,492,856
U.S. Treasury Bond,
6.25%^	650,000	5/15/2030	781,625
U.S. Treasury Note,
7.00%*^	3,000,000	7/15/2006	3,226,056
U.S. Treasury Note,
5.625%^	375,000	5/15/2008	408,340
U.S. Treasury Note,
6.50%^	800,000	2/15/2010	920,469
U.S. Treasury Note,
5.75%	650,000	8/15/2010	726,908
U.S. Treasury Note,
4.00%^	1,600,000	11/15/2012	1,617,750
			10,062,020
U.S. Agency Mortgage 38.9%
Federal Home Loan
Mortgage Corp.,
9.00%	4,861	12/01/2009	5,219
Federal Home Loan
Mortgage Corp.,
4.00%	350,000	3/15/2010	354,114
Federal Home Loan
Mortgage Corp.,
3.75%	350,000	3/15/2011	353,066
Federal Home Loan
Mortgage Corp.,
5.50%	609,737	7/01/2033	622,755
Federal National
Mortgage Association,
8.00%	5,077	4/01/2008	5,345
Federal National
Mortgage Association,
7.75%	4,924	5/01/2008	5,220
Federal National
Mortgage Association,
8.00%	4,508	6/01/2008	4,749
Federal National
Mortgage Association,
8.25%	2,882	7/01/2008	2,995
Federal National
Mortgage Association,
8.50%	13,161	2/01/2009	14,010
Federal National
Mortgage Association,
9.00%	1,335	5/01/2009	1,431
Federal National
Mortgage Association,
3.50%	350,000	6/25/2010	351,913
Federal National
Mortgage Association,
4.125%	600,000	4/15/2014	585,293
Federal National
Mortgage Association,
6.50%	45,198	12/01/2014	47,988
Federal National
Mortgage Association,
7.00%	17,459	10/01/2015	18,575
Federal National
Mortgage Association,
7.00%	361,670	1/01/2017	383,957
Federal National
Mortgage Association,
5.00%	251,476	6/01/2018	256,995
Federal National
Mortgage Association,
4.50%	194,003	10/01/2018	195,032
Federal National
Mortgage Association,
5.00%	264,955	6/01/2023	267,836
Federal National
Mortgage Association,
5.50%	156,954	1/01/2024	161,247
Federal National
Mortgage Association,
7.50%*	34,032	7/01/2029	36,563
Federal National
Mortgage Association,
6.50%	165,333	12/01/2029	174,428
Federal National
Mortgage Association,
7.00%	45,648	2/01/2030	48,582
Federal National
Mortgage Association,
5.50%	366,107	5/01/2033	373,496
Federal National
Mortgage Association,
5.50%	958,740	11/01/2033	978,090
Federal National
Mortgage Association,
5.00%	840,204	11/01/2033	839,523
Federal National
Mortgage Association,
5.50%	996,046	1/01/2034	1,016,149
Federal National
Mortgage Association,
5.00%	1,275,280	3/01/2034	1,274,247
Federal National
Mortgage Association
TBA, 6.50%	475,000	11/15/2019	503,500

The accompanying notes are an integral part of the financial statements.

1

	Principal	Maturity
	Amount	Date	Value

Federal National
Mortgage Association
TBA, 6.00%	560,000	11/15/2019	587,474
Federal National
Mortgage Association
TBA, 5.50%	775,000	11/15/2019	802,367
Federal National
Mortgage Association
TBA, 5.00%	1,725,000	11/15/2019	1,760,038
Federal National
Mortgage Association
TBA, 4.50%	2,200,000	11/15/2019	2,205,500
Federal National
Mortgage Association
TBA, 4.00%	375,000	11/15/2019	368,086
Federal National
Mortgage Association
TBA, 7.00%	500,000	11/15/2034	530,781
Federal National
Mortgage Association
TBA, 6.50%	2,800,000	11/15/2034	2,943,500
Federal National
Mortgage Association
TBA, 6.00%	1,950,000	11/15/2034	2,021,296
Federal National
Mortgage Association
TBA, 5.50%	2,000,000	11/15/2034	2,036,250
Federal National
Mortgage Association
TBA, 5.00%	1,900,000	11/15/2034	1,892,875
Federal National
Mortgage Association
TBA, 4.50%	750,000	11/15/2034	727,969
Government National
Mortgage Association,
6.50%	4,075	9/15/2008	4,317
Government National
Mortgage Association,
6.50%	13,797	2/15/2009	14,640
Government National
Mortgage Association,
7.50%	13,554	6/15/2009	14,242
Government National
Mortgage Association,
6.50%	33,413	7/15/2009	35,427
Government National
Mortgage Association,
7.50%	12,647	12/15/2009	13,492
Government National
Mortgage Association,
7.50%	94,683	12/15/2014	101,149
Government National
Mortgage Association,
7.00%	26,277	1/15/2025	28,207
Government National
Mortgage Association,
7.00%	33,851	11/15/2028	36,191
Government National
Mortgage Association,
6.50%	114,820	11/15/2028	121,853
Government National
Mortgage Association,
7.00%	10,192	6/15/2029	10,886
Government National
Mortgage Association,
6.50%	62,105	9/15/2029	65,856
Government National
Mortgage Association,
5.50%	537,244	4/15/2033	550,802
Government National
Mortgage Association,
6.00%	174,012	9/20/2033	180,980
Government National
Mortgage Association,
6.00%	278,700	10/20/2033	290,818
Government National
Mortgage Association,
5.00%	816,615	10/20/2033	819,301
Government National
Mortgage Association,
6.00%	390,965	11/20/2033	406,621
Government National
Mortgage Association,
6.00%	354,938	2/20/2034	369,080
Government National
Mortgage Association
TBA, 6.50%	175,000	11/22/2034	184,898
Government National
Mortgage Association
TBA, 5.50%	575,000	11/22/2034	588,117
			28,595,331
Finance/Mortgage 30.1%
AIG Sunamerica Global
Finance Inc. Sr.
Note, 6.90%†	100,000	3/15/2032	117,455
Allstate Financial
Global Funding LLC
Note, 2.50%†	150,000	6/20/2008	144,453
Amortizing
Residential
Collateral Trust
Note, 2002 Cl. B,
3.98%	150,000	1/25/2031	150,352

The accompanying notes are an integral part of the financial statements.

2

	Principal	Maturity
	Amount	Date	Value

Amortizing
Residential
Collateral Trust
Note, 2002 Cl. M2,
3.03%	150,000	6/25/2032	150,422
Artesia Mortgage Inc.
Note, 1998-C1 Cl. D1,
6.99%†	125,000	6/25/2030	137,041
Bank of America Corp.
Global Note, 7.40%†	225,000	1/15/2011	263,607
Bank One Issuance
Trurst Note, 2004 1
lCl. B, 2.08%‡	350,000	3/15/2012	351,087
Bankamerica
Insitution Note,
8.07%†	100,000	12/31/2026	110,795
Bear Stearns
Commercial Mortgage
Securities Inc. Note,
1999-C1 Cl. A2,
6.02%	25,000	2/14/2031	27,130
Bear Stearns
Commercial Mortgage
Securities Inc. Note,
2000-WF2 Cl. A2,
7.32%	225,000	10/15/2032	260,282
Bear Stearns
Commercial Mortgage
Securities Inc. Note,
2001-Cl. A2, 6.48%	450,000	2/15/2035	505,156
Bear Stearns
Commercial Mortgage
Securities Inc. Note,
A1, 4.36%	413,734	6/11/2041	422,413
CDC Commercial
Mortgage Trust Note,
2002 Fx1 Cl. A1,
5.25%	316,607	5/15/2019	332,080
Centex Home Equity
Loan Trust Note, 2002
D Cl. M2, 3.98%‡	150,000	11/01/2010	152,389
Chase Commercial
Mortgage Securities
Corp. Note, 1998-2
Cl. A2, 6.39%	325,000	11/18/2030	355,545
Chase Commercial
Mortgage Securities
Corp. Note, 1998-2
Cl. A1, 6.39%	52,680	11/18/2030	54,868
Chase Manhattan Auto
Owner Trust Note,
2002-A, 4.17%	111,602	9/15/2008	112,505
CIT Group Inc. Note,
4.13%	150,000	2/21/2006	152,491
Citibank Credit Card
Issuance Trust Note,
2001 Cl. C3, 6.65%	350,000	5/15/2008	368,021
Citibank Credit Card
Issuance Trust Note,
2000-1 Cl. B1, 7.05%	125,000	9/17/2007	129,801
Countrywide
Asset-Backed
Securities Inc.
Note, 2003-2 M2,
3.59%	200,000	2/26/2033	203,788
Countrywide
Asset-Backed
Securities Inc. Note,
2002-2 M2, 3.08%	175,000	6/25/2033	175,567
Countrywide Funding
Corp. Note, Tranche
Tr 00324, 4.13%	175,000	9/15/2009	174,943
Crestar Capital Trust
Note, 8.16%	100,000	12/15/2026	111,786
Detroit Edison Rate
Reduction Note,
2001-1 Cl. A4, 6.19%	10,000	3/01/2013	11,065
Discover Card Master
Trust, Series 2000
Cl. A, 6.35%	25,000	7/15/2008	26,112
Distribution
Financial Services
Note Trust 2001-1 Cl.
A4, 5.67%	195,152	1/17/2017	198,006
ERAC USA Finance Co.,
Note, 6.70%†	75,000	6/01/2034	80,351
ERAC USA Finance Co.
Note, 8.25%†	175,000	5/01/2005	179,682
ERAC USA Finance Co.
Note, 6.63%†	100,000	5/15/2006	105,333
ERAC USA Finance Co.
Note, 7.35%†	50,000	6/15/2008	56,048
ERP Operating LP
Note, 6.63%	175,000	4/13/2015	178,082
Federal Realty
Investment Trust
Note, 4.50%	175,000	2/15/2011	171,358
First National Bank
Note, 7.38%	75,000	9/15/2006	81,088
First Union Capital
Bond Note, 7.94%	125,000	1/15/2027	140,418
First Union-Lehman
Brothers Bank Note,
1998-C2 Cl. A1,
6.28%	98,894	11/18/2035	100,136

The accompanying notes are an integral part of the financial statements.

3

	Principal	Maturity
	Amount	Date	Value

Ford Credit Auto
Owner Trust Note,
2002-C Cl. C, 4.81%	175,000	3/15/2007	177,661
Ford Motor Credit Co.
Note, 7.38%	450,000	10/28/2009	489,421
General Electric
Business Loan Trust
Note, 2.87%†‡	119,982	4/15/2031	120,225
General Electric
Capital Corp. Global
Note, 6.13%	275,000	2/22/2011	304,017
General Electric
Capital Corp. Global
Note, 6.75%	350,000	3/15/2032	408,178
General Motors
Acceptance Corp.
Note, 8.00%	25,000	11/01/2031	25,876
GGP Mall Properties
Trust Note, 2001 Cl.
C2, 5.56%†‡	94,906	11/15/2011	98,989
GGP Mall Properties
Trust Note, 2001 Cl.
C3, 3.40%†‡	28,554	2/15/2014	28,903
Goldman Sachs Group
Inc. Note, 6.88%	325,000	1/15/2011	369,739
Granite Mortgage
Trust Note, Cl. C,
2.45%	150,000	9/20/2044	150,000
Holmes Finaning Plc,
Ser 8 Cl 1C Note,
2.69%‡	150,000	7/15/2040	150,094
Household Finance
Corp. Note, 6.38%	175,000	10/15/2011	195,185
Household Finance
Corp. Note, 6.38%	400,000	11/27/2012	446,553
IMPAC CMB Trust Note,
2002-3 Cl. B1, 4.13%‡	54,849	11/25/2032	55,063
IMPAC CMB Trust Note,
7 Cl. 1A1, 2.30%‡	342,284	11/25/2034	342,282
International Lease
Finance Corp. Global
Note, 5.75%	250,000	2/15/2007	264,053
J.P. Morgan Chase &
Co. Note, 6.75%	250,000	2/01/2011	282,060
J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1997 Cl. C5, 7.24%	75,000	9/15/2029	84,555
J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1999 Pls1 Cl. A 2,
7.30%	375,000	2/15/2032	418,966
J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1999 Cl. B, 6.66%	400,000	10/15/2035	443,081
J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1999 Cl. A2, 6.66%	370,000	10/15/2035	406,349
John Hancock Global
Funding II Note,
7.90%†	280,000	7/02/2010	332,234
JPM Capital Trust
Note, 7.54%	75,000	1/15/2027	82,261
LB-UBS Commercial
Mortgage Trust Note,
2001-WM Cl. A1,
6.16%†	152,594	7/14/2016	164,774
LB-UBS Commercial
Mortgage Trust Note,
2001-C7 Cl. A3,
5.64%	274,673	12/15/2025	291,419
LB-UBS Commercial
Mortgage Trust Note,,
2004-C4 Cl. A2,
4.57%	350,000	6/15/2029	360,878
Lehman Brothers
Commercial Conduit
Mortgage Trust Note,
1998-C4 Cl. A1,
6.21%	425,000	10/15/2035	461,490
Lehman Brothers
Holdings Inc. Note,
4.00%	100,000	1/22/2008	101,832
Lehman Brothers
Holdings Inc. Note,,
3.95%	150,000	11/10/2009	149,868
Long Beach Mortgage
Loan Trust Note,
2004-1, 3.03%‡	125,000	6/25/2034	125,339
Manufacturers &
Traders Trust Co.
Note, 3.85%†	125,000	4/01/2008	124,878
Massachusetts Mutual
Life Insurance Co.
Note, 5.63%†	150,000	5/15/2033	150,315
MBNA Corp. Note,
5.63%	275,000	11/30/2007	291,829
MBNA Master Credit
Card Trust Note,
3.57%	175,000	6/15/2012	185,025

The accompanying notes are an integral part of the financial statements.

4

	Principal	Maturity
	Amount	Date	Value

MBNA Master Credit
Card Trust Note,
2001 Cl. C3, 6.55%	275,000	12/15/2008	289,220
MBNA Master Credit
Card Trust Note, 1999
Cl. A, 7.00%	475,000	2/15/2012	542,748
Mellon Capital II
Secs Series Note,,
7.99%	125,000	1/15/2027	139,727
Merrill Lynch &
Company Inc. Note,
3.70%	200,000	4/21/2008	201,469
Morgan Stanley
Capital Inc.,
2004-XLF Cl. G,
3.15%†‡	150,000	4/15/2016	150,467
Morgan Stanley
Capital Inc. Note,
1999-WF1 Cl. A2,
6.21%‡	250,000	11/15/2031	272,214
Morgan Stanley
Capital Inc. Note,
2002-TOP7 Cl. A1,
5.38%‡	252,852	1/15/2039	267,292
Morgan Stanley Dean
Witter Note,
2001-TOP1 Cl. E,
7.58%†	150,000	2/15/2033	171,739
Morgan Stanley Global
Sub Note, 4.75%	350,000	4/01/2014	342,871
NationsLink Funding
Corp Note, 1998-2 Cl.
B, 6.80%	250,000	8/20/2030	276,131
NationsLink Funding
Corp. Note, 1999-1
Cl. A2, 6.32%	313,141	1/20/2031	339,086
NationsLink Funding
Corp. Note 1999-2 Cl.
D, 7.63%	175,000	6/20/2031	199,622
Nomura Asset
Securities Corp.
Note, 1998-D6 Cl.
A1B, 6.59%	325,000	3/15/2030	355,932
Northwest Airlines
Inc. Series Note,
2001 Cl. G, 8.07%	65,857	4/01/2021	73,251
Option One Mortgage
Loan Trust Note, 2003
Cl. M2, 3.63%‡	125,000	4/25/2033	126,848
Option One Mortgage
Loan Trust Note, 2003
4 Cl M 5A, 5.68%‡	125,000	7/25/2033	128,068
Residential Asset
Mortgage Corp. Note,
2003-RZ2 Cl. M3,
5.50%	150,000	4/25/2033	152,179
Residential Asset
Mortgage Corp. Note,
2003-KS2 Cl. MII2,
3.68%	150,000	4/25/2033	152,537
Residential Asset
Security Corp. Note,
2003-KS1 Cl. M2,
3.68%‡	150,000	1/25/2033	152,080
Salomon Brothers
Mortgage Securities
Inc. Note, 2001-MMA
A2, 6.13%†	175,000	2/18/2034	185,106
Salomon Brothers
Mortgage Securities
Inc. Note, 2001-MMA
A3, 6.47%†	300,000	2/18/2034	333,312
Simon Property Group
LP Global Note,
7.38%	225,000	1/20/2006	236,252
Spieker Properties LP
Note, 8.00%	75,000	7/19/2005	77,768
Structured Asset
Securities Corp.
Note, 2003 Cl. M2,
3.88%‡	100,000	4/25/2033	101,056
Systems 2001 Asset
Trust Ltd. Note,
6.66%†	366,196	9/15/2013	407,522
U S Bancorp Note,
8.27%	125,000	12/15/2026	139,748
USA Education Inc.
Note, 5.63%	125,000	4/10/2007	131,785
Vornado Realty Trust
Sr. Note, 5.63%	325,000	6/15/2007	341,363
Wachovia Bank
Commercial Mortgage
Trust Note, 2003 Cl.
A1, 2.986%	283,426	6/15/2035	272,218
Wachovia Bank
Commercial Mortgage
Trust Note, 2004-C12
Cl. 1, 3.40%†	361,924	7/15/2041	361,745
Washington Mutual
Inc. Note, 2003-Ar4
Cl. A6, 3.42%	350,000	5/25/2033	347,932
Washington Mutual
Inc. Note, 2003-Ar5
B2, 4.55%	144,578	6/25/2033	145,017

The accompanying notes are an integral part of the financial statements.

5

	Principal	Maturity
	Amount	Date	Value

Washington Mutual
Inc. Note, 2003-Ar5
Cl. A6, 4.55%	350,000	6/25/2033	350,318
West Penn Funding LLC
Note, 1999A Cl. A3,
6.81%	17,007	9/25/2008	17,644
			22,157,315
Foreign 1.9%
Codelco Inc. Note,
5.50%†	100,000	10/15/2013	104,679
Corporacion Andina De
Fomento Note, 6.88%	50,000	3/15/2012	56,077
Corporacion Nacional
Del Cobre Note,
4.75%†	125,000	10/15/2014	123,061
Export Import Bank
Korea Note, 4.50%^	575,000	8/12/2009	588,106
Petroleos Mexicanos
Note, 6.50%	100,000	2/01/2005	101,000
Petronas Capital Ltd.
Note, 7.88%†	150,000	5/22/2022	184,837
State of Qatar Bond
Note, 9.75%†	50,000	6/15/2030	71,750
Telecom Italia
Capital Note, 4.95%†	200,000	9/30/2014	198,462
			1,427,972
Foreign Government 2.8%
Banque Centrale De
Tunisie Note, 7.38%	200,000	4/25/2012	229,000
Korea Development
Bank Note,, 3.88%	75,000	3/02/2009	75,012
Malaysia Government
Bond Note, 7.50%	75,000	7/15/2011	88,350
Republic of Chile
Note, 5.63%	200,000	7/23/2007	211,000
Republic of South
Africa Note, 9.13%	100,000	5/19/2009	119,250
Republic of South
Africa Note, 6.50%	325,000	6/02/2014	353,031
United Mexican States
Note, 4.63%	75,000	10/08/2008	76,275
United Mexican States
Note, 6.63%^	300,000	3/03/2015	321,600
United Mexican States
Note, 8.30%	500,000	8/15/2031	578,000
			2,051,518
Corporate 10.5%
AT&T Broadband Corp.
Note, 9.46%	100,000	11/15/2022	137,270
AT&T Wireless
Services Inc. Note,
8.75%	100,000	3/01/2031	134,252
Boeing Co. Note,
8.75%	125,000	8/15/2021	167,302
British
Telecommunications
PLC Note, 8.88%	100,000	12/15/2030	133,650
Cargill Inc. Note,
4.38%†	125,000	6/01/2013	122,760
Cargill Inc. Note,
6.13%	125,000	4/19/2034	131,798
Cendant Corp. Sr.
Note, 6.25%	75,000	3/15/2010	81,859
Centex Corp. Note,
4.55%	125,000	11/01/2010	125,122
Citigroup Inc. Note,
5.00%	383,648	9/15/2014	389,247
Citigroup Inc. Note,
7.75%	100,000	12/01/2036	108,913
Comcast Corp. Note,
7.05%	150,000	3/15/2033	169,428
Conoco Inc. Note,
6.95%	150,000	4/15/2029	175,447
Continental Airlines
Inc. Note, 6.70%	108,469	6/15/2021	101,856
Deutsche Telekom BV
Global Note, 8.25%	125,000	6/15/2030	164,945
DTE Energy Co. Note,
6.45%	175,000	6/01/2006	183,832
Encana Corp. Note,
6.50%	150,000	8/15/2034	163,320
Entergy Gulf States
Inc. Note, 3.60%	185,000	6/01/2008	183,507
Exelon Corp. Note,
6.75%	25,000	5/01/2011	28,169
Ford Motor Co. Global
Note, 7.45%^	125,000	7/16/2031	121,736
France Telecom Note,
9.25%	100,000	3/01/2031	134,994
General Electric Co.
Note, 5.00%	275,000	2/01/2013	285,059
General Motors
Acceptance Corp.
Note, 7.25%	325,000	3/02/2011	345,093
General Motors Corp.
Note, 8.25%	100,000	7/15/2023	104,170
General Motors Corp.
Note, 8.38%	75,000	7/15/2033	78,044
Halliburton Co. Note,
2.86%†	150,000	1/26/2005	150,050
Hewlett-Packard Co.
Note, 3.63%	225,000	3/15/2008	226,553

The accompanying notes are an integral part of the financial statements.

6

	Principal Amount	Maturity Date	Value
INCO Ltd. Note,
7.20%	50,000	9/15/2032	57,544
Indiana Michigan
Power Co. Note,
6.13%	100,000	12/15/2006	105,949
International Paper
Co. Note, 6.75%	100,000	9/01/2011	112,399
Kern River Funding
Corp. Note, 4.89%†	140,831	4/30/2018	143,220
Kerr-Mcgee Corp.
Note, 6.88%	50,000	9/15/2011	56,793
Lennar Corp. Note,
2.66%	175,000	12/21/2004	175,811
Loral Corp. Note,
7.00%	75,000	9/15/2023	84,572
Meadwestvaco Corp.
Note, 6.85%	100,000	4/01/2012	112,494
Newmont Mining Corp.
Note, 8.63%	125,000	5/15/2011	153,900
News America Inc.
Note, 6.63%^	225,000	1/09/2008	246,237
Norfolk Southern
Corp. Note, 9.00%	150,000	3/01/2021	200,395
Progress Energy Inc.
Sr. Note, 7.10%	150,000	3/01/2011	170,118
Pulte Homes Inc.
Note, 6.38%	125,000	5/15/2033	123,914
Rohm & Haas Co. Note,
9.65%	75,000	6/01/2020	105,042
SBC Communications
Inc. Note, 5.10%	100,000	9/15/2014	100,695
Sprint Capital Corp.
Note, 8.75%	150,000	3/15/2032	196,547
TCI Communications
Inc. Note, 7.88%	75,000	2/15/2026	89,797
Telecom de Puerto
Rico Inc. Sr. Note,
6.65%	325,000	5/15/2006	341,433
Thomson Corp. Note,
5.75%	125,000	2/01/2008	133,468
Time Warner Inc.
Note, 9.15%	175,000	2/01/2023	230,557
Tyco International
Note, 6.38%	175,000	10/15/2011	194,803
Unitedhealth Group
Inc. Note, 7.50%	125,000	11/15/2005	130,454
Verizon Global
Funding Corp. Note,
7.75%	200,000	12/01/2030	245,374
Weyerhaeuser Co.
Note, 7.38%	75,000	3/15/2032	87,487
			7,747,379
Total Fixed Income Securities
(Cost $70,926,919)			72,041,535

SHORT-TERM OBLIGATIONS 1.3%
Federal Home Loan
Mortgage Discount
Notes, 1.85%	979,000	12/01/2004	977,490

COMMERCIAL PAPER 24.2%
24.2%
Caterpillar Financial
Services Corp.,
1.78%	2,586,000	11/16/2004	2,584,082
Caterpillar Financial
Services Corp.,
1.84%	713,000	11/22/2004	712,235
EI du Pont De Nemours
& Co., 1.75%	2,970,000	11/08/2004	2,968,989
General Electric
Capital Corp., 1.83%	2,000,000	11/22/2004	1,997,865
International Lease
Finance Corp., 1.77%	835,000	11/04/2004	834,878
International Lease
Finance Corp., 1.76%	2,052,000	11/04/2004	2,051,699
International Lease
Finance Corp., 1.75%	165,000	11/04/2004	164,976
Merck & Co. Inc.,
1.85%	1,982,000	11/01/2004	1,982,000
Royal Bank Of
Scotland, 1.75%	1,200,000	11/03/2004	1,199,883
UBS Finance Inc.,
1.78%	146,000	11/15/2004	145,898
UBS Finance Inc.,
1.77%	1,000,000	11/15/2004	999,308
UBS Finance Inc.,
1.83%	2,134,000	11/17/2004	2,132,269
			17,774,082
Total Commercial Paper (Cost
$17,774,082)			17,774,082

SHORT-TERM INVESTMENTS 10.6%
10.6%
State Street
Navigator Securities
Lending Prime
Portfolio, 0.00%	7,814,625		7,814,625
Total Short-term Investments
(Cost $7,814,625)			7,814,625

Total Investments - (Cost $97,493,117) 134.0%			98,607,732

The accompanying notes are an integral part of the financial statements.

7

	Principal Amount	Maturity Date	Value

Cash and Other Assets, Less Liabilities - (34.0%)			(25,029,900)

Net Assets - 100.0%			$73,577,832

^A portion or all of the security was held on loan.

TBA Represents “TBA” (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.

*A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2004.

†Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers.

‡Interest rates on these floating-rate bonds reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR)

The accompanying notes are an integral part of the financial statements.

8

STATE STREET RESEARCH INSTITUTIONAL CORE PLUS FIXED INCOME FUND

INVESTMENT PORTFOLIO

October 31, 2004

	Principal Amount	Maturity Date	Value

FIXED INCOME SECURITIES 96.1%
U.S. Treasury 15.6%
U. S. Treasury Note,
6.50%	$650,000	2/15/2010	$747,881
U.S. Treasury Bond,
7.25%	375,000	5/15/2016	475,723
U.S. Treasury Bond,
8.875%	1,150,000	2/15/2019	1,674,912
U.S. Treasury Bond,
6.25%	300,000	8/15/2023	354,375
U.S. Treasury Bond,
6.25%	650,000	5/15/2030	781,625
U.S. Treasury Note,
7.00%*	2,075,000	7/15/2006	2,231,355
U.S. Treasury Note,
5.75%	1,025,000	8/15/2010	1,146,278
U.S. Treasury Note,
4.00%	2,500,000	11/15/2012	2,527,735
U.S. Treasury STRIPS,
0.00%	525,000	8/15/2025	182,422
US Treasury Note,
5.625%	325,000	5/15/2008	353,894
			10,476,200
U.S. Agency Mortgage 36.6%
Federal Home Loan
Mortgage Corp.,
9.00%	4,090	12/01/2009	4,391
Federal Home Loan
Mortgage Corp.,
5.50%	562,834	7/01/2033	574,851
Federal National
Mortgage Association,
8.00%	4,281	4/01/2008	4,506
Federal National
Mortgage Association,
7.75%	4,137	5/01/2008	4,385
Federal National
Mortgage Association,
8.00%	3,800	6/01/2008	4,004
Federal National
Mortgage Association,
8.25%	2,405	7/01/2008	2,499
Federal National
Mortgage Association,
8.50%	9,898	2/01/2009	10,536
Federal National
Mortgage Association,
4.125%	400,000	4/15/2014	390,195
Federal National
Mortgage Association,
7.00%	11,465	10/01/2015	12,198
Federal National
Mortgage Association,
6.00%	65,926	5/01/2016	69,218
Federal National
Mortgage Association,
7.00%	284,169	1/01/2017	301,681
Federal National
Mortgage Association,
5.00%	233,513	6/01/2018	238,638
Federal National
Mortgage Association,
4.50%	172,447	10/01/2018	173,362
Federal National
Mortgage Association,
5.00%	244,574	6/01/2023	247,233
Federal National
Mortgage Association,
5.50%	156,954	1/01/2024	161,247
Federal National
Mortgage Association,
6.50%	206,666	12/01/2029	218,034
Federal National
Mortgage Association,
7.50%	33,825	6/01/2031	36,254
Federal National
Mortgage Association,
6.50%	178,262	7/01/2032	187,754
Federal National
Mortgage Association,
5.50%	348,673	5/01/2033	355,711
Federal National
Mortgage Association,
5.50%	521,226	11/01/2033	531,746
Federal National
Mortgage Association,
5.00%	772,080	11/01/2033	771,454
Federal National
Mortgage Association,
5.50%	932,469	1/01/2034	951,288
Federal National
Mortgage Association,
5.00%	973,044	3/01/2034	972,255
Federal National
Mortgage Association
TBA, 6.00%	425,000	11/15/2019	445,851
Federal National
Mortgage Association
TBA, 5.50%	700,000	11/15/2019	724,718
Federal National
Mortgage Association
TBA, 5.00%	1,575,000	11/15/2019	1,606,992
Federal National
Mortgage Association
TBA, 4.50%	2,000,000	11/15/2019	2,005,000

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Federal National
Mortgage Association
TBA, 4.00%	350,000	11/15/2019	343,547
Federal National
Mortgage Association
TBA, 7.00%	650,000	11/15/2034	690,015
Federal National
Mortgage Association
TBA, 6.50%	2,450,000	11/15/2034	2,575,562
Federal National
Mortgage Association
TBA, 6.00%	1,500,000	11/15/2034	1,554,843
Federal National
Mortgage Association
TBA, 5.50%	1,775,000	11/15/2034	1,807,172
Federal National
Mortgage Association
TBA, 5.00%	1,650,000	11/15/2034	1,643,813
Federal National
Mortgage Association
TBA, 4.50%	700,000	11/15/2034	679,438
Government National
Mortgage Association,
6.50%	9,322	2/15/2009	9,892
Government National
Mortgage Association,
6.50%	18,256	5/15/2009	19,303
Government National
Mortgage Association,
7.50%	9,026	6/15/2009	9,484
Government National
Mortgage Association,
6.50%	4,773	6/15/2009	5,076
Government National
Mortgage Association,
7.50%	10,539	12/15/2009	11,243
Government National
Mortgage Association,
7.00%	18,704	1/15/2025	20,078
Government National
Mortgage Association,
7.00%	20,237	10/15/2025	21,697
Government National
Mortgage Association,
7.00%	37,649	5/15/2027	40,280
Government National
Mortgage Association,
7.00%	51,905	11/15/2028	55,493
Government National
Mortgage Association,
6.50%	67,521	11/15/2028	71,657
Government National
Mortgage Association,
6.50%	98,638	9/15/2029	104,595
Government National
Mortgage Association,
5.50%	654,766	4/15/2033	671,290
Government National
Mortgage Association,
6.00%	212,681	9/20/2033	221,198
Government National
Mortgage Association,
6.00%	338,422	10/20/2033	353,136
Government National
Mortgage Association,
5.00%	998,085	10/20/2033	1,001,368
Government National
Mortgage Association,
6.00%	473,274	11/20/2033	492,225
Government National
Mortgage Association,
6.00%	332,754	2/20/2034	346,012
Government National
Mortgage Association
TBA, 5.50%	700,000	11/22/2034	715,968
			24,470,386
Finance/Mortgage 26.9%
Asset Backed Funding
Corp, Ser 2004 Opt4
Cl N1, 4.45%†‡	82,828	5/26/2034	82,699
Bank America Corp.
Sub. Note, 7.40%	250,000	1/15/2011	292,896
Bank One Issuance
Trust Note, 2004,
2.19%‡	325,000	3/15/2012	326,009
Bankamerica
Institutional Bond,,
Secs Ser A, 8.07%†	100,000	12/31/2026	110,795
Bear Stearns
Commercial Mortgage
Inc., 6.48%	650,000	2/15/2035	729,669
Bear Stearns
Commercial Mortgage
Securities Inc.
Note, 2004 Cl A1,
4.36%	292,047	6/11/2041	298,174
Bear Stearns
Commerical Mortgage
Securities Inc., 2000
Cl. A2, 7.32%	275,000	10/15/2032	318,123
Beazer Homes USA Inc.
Sr. Note, 8.38%	125,000	4/15/2012	137,812

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Centex Home Equity
Loan Trust Note, 2003
B Asset Bkd
Certificate Class M
3, 4.13%‡	100,000	6/25/2033	103,878
Chase Commercial
Mortgage Securities
Corp. 1998-2 Cl. A,
6.03%	35,120	11/18/2030	36,578
Chase Funding
International Trust
Note, 2003 6, 5.00%†	23,220	1/27/2035	23,191
Chase Manhattan Auto
Owner Trust Note,
2002-A, 4.17%	133,923	9/15/2008	135,007
CIT Group Holdings
Inc. Note, 4.13%	150,000	2/21/2006	152,491
Citibank Credit Card
Trust Note, 2000 Cl.
C1, 7.45%	225,000	9/15/2007	234,136
Citigroup Capital
Inc. Note, 7.75%	100,000	12/01/2036	108,912
Citigroup Inc. Note,
5.00%†	472,182	9/15/2014	479,074
Community Program
Loan Trust Note 1987
A4, 4.50%	78,194	10/01/2018	80,158
Countrywide
Asset-Backed Note,
2003 2 Certificate
Class M 1 T4, 3.59%‡	200,000	3/26/2033	203,788
Countrywide
Asset-Backed Note,
2003 4 Certificate
Class M 3, 3.59%‡	100,000	6/25/2033	101,682
Countrywide Home Loan
Note, 4.13%	175,000	9/15/2009	174,943
Crestar Capital Trust
Note,, Ser B, 8.16%	75,000	12/15/2026	83,840
Dow Jones CDX Note,,
8.00%†	1,425,000	12/29/2009	1,458,844
Dow Jones CDX Note,,
8.00%†	150,000	12/29/2009	154,312
EOP Operating LP
Note, 6.80%	400,000	1/15/2009	441,682
Equity Residential
Properties LP Note,
7.25%	100,000	6/15/2005	102,709
ERAC USA Finance Co.
Note, 8.25%†	250,000	5/01/2005	256,688
ERAC USA Finance Co.
Note, 6.63%†	75,000	5/15/2006	79,000
ERAC USA Finance Co.
Note, 7.35%†	100,000	6/15/2008	112,096
ERAC USA Finance Co.
Note, 6.70%	225,000	6/01/2034	241,053
ERP Operating LP
Note,, 6.63%	200,000	4/13/2015	203,522
First National Bank
Note, 7.38%	75,000	9/15/2006	81,088
First Union Capital
Note A, 7.94%	125,000	1/15/2027	140,418
Ford Motor Credit Co.
Note, 7.38%	125,000	10/28/2009	135,950
General Electric
Business Loan Trust
Note,, 2003 1,
3.17%†‡	92,243	4/15/2031	93,940
General Electric
Capital Corp. Global
Note, Tranche Trust
00482, 6.13%	350,000	2/22/2011	386,931
General Motors
Acceptance Corp.
Note, 8.00%	50,000	11/01/2031	51,752
GGP Mall Properties
Trust, Series 2001
C1A Cl. C2, 5.56%†	189,811	11/15/2011	197,979
Goldman Sachs Group
Inc. Note, 6.88%	275,000	1/15/2011	312,856
Grace Church Card
Funding LLC Note, Cl
C, 2.70%‡	150,000	8/15/2008	150,629
Granite Mortgage
Trust Note, Cl C,
2.81%‡	150,000	3/20/2044	150,000
Household Finance
Corp. Note, 6.38%	125,000	10/15/2011	139,418
Household Finance
Corp. Note, 6.38%	500,000	11/27/2012	558,191
International Lease
Finance Corp. Note,
5.75%	200,000	2/15/2007	211,243
Istar Financial Inc.
Note, 7.00%	50,000	3/15/2008	54,595
J.P. Morgan Chase &
Co. Note, 6.75%	225,000	2/01/2011	253,854
J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1997-C5 Cl. D, 7.35%	125,000	9/15/2029	144,129
J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1997-C5 Cl. C, 7.35%	125,000	9/15/2029	140,926

	Principal Amount	Maturity Date	Value

J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1999-C7 Cl. B, 6.66%	100,000	10/15/2035	110,770
J.P. Morgan
Commercial Mortgage
Finance Corp. Note,
1999-C7 Cl. A1,
6.66%	148,325	10/15/2035	156,369
John Hancock Global
Funding II Note,
7.90%†	225,000	7/02/2010	266,974
JPM Capital Trust I
Bond, 7.54%	75,000	1/15/2027	82,261
Kb Home Sr. Note,
6.38%†	100,000	8/15/2011	104,750
Knollwood Cdo Ltd.,
Mezz Secd Note Cl C,
5.25%†‡	94,212	1/10/2039	92,916
LB-UBS Commercial
Mortgage Trust, 2001
C7 C. Mortgage Class
A 3, 5.64%	595,125	12/15/2025	631,407
LB-UBS Commercial
Mortgage Trust
2001-WM Cl. A1,
6.16%†	412,792	7/14/2016	445,742
Lehman Brothers
Holdings Inc. Note,
4.00%	125,000	1/22/2008	127,290
Lehman Brothers
Holdings Inc. Note,
3.95%	150,000	11/10/2009	149,868
Long Beach Asset
Holdings Corp. Note,
4.94%†	52,063	6/25/2034	52,063
MBNA Corp. Note,
5.63%	350,000	11/30/2007	371,419
MBNA Credit Card
Master Note Trust,
3.80%	125,000	6/15/2012	132,161
MBNA Credit Card
Master Trust Note,
2001 Cl. C3, 6.55%	300,000	12/15/2008	315,513
Mellon Capital Note,
8.00%	100,000	1/15/2027	111,781
Merrill Lynch &
Company Inc. Note,
Tranche Trust, 3.70%	225,000	4/21/2008	226,652
Morgan Stanley Capital
I Inc. Note, 3.15%†‡	125,000	4/15/2016	125,389
Morgan Stanley
Capital I Inc. Note,
7.22%†‡	188,046	7/15/2029	202,433
Morgan Stanley Dean
Witter Capital Inc.,
2001 Cl. B, 6.81%	200,000	2/15/2033	227,339
Morgan Stanley Inc.
Note, 4.75%	350,000	4/01/2014	342,871
Nationslink Funding
Corp. Note, 1998 Cl.
B, 6.80%	75,000	8/20/2030	82,839
Nationslink Funding
Corp. Note, 1998 Cl.
A2, 6.80%	175,000	8/20/2030	191,027
Nationslink Funding
Corp. Note, 1999-2
Cl. D, 7.63%	50,000	6/20/2031	57,035
Option One Mortgage
Loan Trust Corp.
Note, 2002 6 Class
M2, 3.88%‡	150,000	11/25/2032	151,539
Option One Mortgage
Loan Trust Corp.
Note, 2003 2 Class
M2, 3.88%‡	100,000	4/25/2033	101,478
Option One Mortgage
Loan Trust Corp.
Note, 2003 5 Class
M2, 3.73%‡	75,000	8/25/2033	76,352
PECO Energy
Transition Trust
Note, 2000-A Cl. A4,
7.65%	200,000	3/01/2010	233,594
Residential Asset
Security Mortgage
Corp. Note, 2003 Ks1
Class M2, 3.93%‡	150,000	1/25/2033	152,080
Simon Property Group
LP Global Note,
7.38%	200,000	1/20/2006	210,002
Structured Asset
Investment Loan Trust
Note, 2003 Bc2 Class
M2, 4.13%‡	200,000	4/25/2033	202,065
Structured Asset
Securities Corp.
Note, 2002 Bc3 Class
M2, 2.94%	150,000	6/25/2032	150,421
Structured Asset
Securities Corp.
Note, 2002 Bc4 Class
M2, 2.99%	150,000	7/25/2032	150,613

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Structured Asset
Securities Corp.
Note, 2002 Bc5 Class
A, 2.99%	47,695	7/25/2032	47,693
Systems 2001 Asset
Trust Ltd. Note,
6.66%†	366,196	9/15/2013	407,522
U S Bancorp Capital
Bond, 8.27%	100,000	12/15/2026	111,799
Vornado Realty Trust
Sr. Note, 5.63%	200,000	6/15/2007	210,069
Washington Mutual
Inc. Note, Class A 6,
3.42%	375,000	5/25/2033	372,784
Washington Mutual
Inc. Note,
Certificate Class A6,
3.70%	275,000	6/25/2033	275,250
Washinton Mutual Inc.
Note, 2003Ar8
Certificate Class B
1, 4.20%	99,645	8/25/2033	98,701
			18,026,491
Foreign 0.9%
Corporacion Andina De
Fomento Note, 6.88%	50,000	3/15/2012	56,077
Corporacion Nacional
Del Cobre, Note,
4.75%†	100,000	10/15/2014	98,449
Petroleos Mexicanos
Note, 6.50%	100,000	2/01/2005	101,000
Petronas Capital Ltd.
Note, 7.80%†	125,000	5/22/2022	154,031
Telecom Italia
Capital Note, 4.95%†	200,000	9/30/2014	198,462
			608,019
Foreign Government 2.8%
Federative Republic
of Brazil Bond,
11.00%	100,000	8/17/2040	112,800
Korea Development
Bank, 3.88%	75,000	3/02/2009	75,012
Malaysia Government
Note, 7.50%	100,000	7/15/2011	117,800
Republic of Argentina
Note, 1.98%	250,000	2/03/2005	190,250
Republic of Chile,
5.63%	225,000	7/23/2007	237,375
Republic of Colombia
Note, 10.75%	100,000	1/15/2013	115,800
Republic of South
Africa Note, 9.13%	75,000	5/19/2009	89,437
Republic of South
Africa Note, 6.50%	100,000	6/02/2014	108,625
Republic of Venezuela
Note, 10.75%	150,000	9/19/2013	173,400
State of Qatar Note,
9.75%†	50,000	6/15/2030	71,750
United Mexican States
Note, 4.63%	450,000	10/08/2008	457,650
United Mexican States
Note, 6.63%	75,000	3/03/2015	80,400
United Mexican States
Note, 8.30%	25,000	8/15/2031	28,900
			1,859,199
Corporate 13.3%
Alderwoods Group
Inc., 7.75%†	75,000	9/15/2012	81,000
Ametek Inc. Sr. Note,
7.20%	50,000	7/15/2008	55,038
Arvinmeritor Inc.
Note, 8.75%	50,000	3/01/2012	55,750
AT&T Broadband Corp.
Note, 9.46%	150,000	11/15/2022	205,905
AT&T Wireless
Services Inc. Sr.
Note, 8.75%	100,000	3/01/2031	134,252
Ball Corp. Note,
6.88%	50,000	12/15/2012	54,500
Beckman Coulter Inc.
Sr. Note, 7.45%	50,000	3/04/2008	55,990
Bio Rad Laboratories
Inc. Note, 7.50%	25,000	8/15/2013	27,062
Boeing Co. Note,
8.75%	75,000	8/15/2021	100,381
Boise Cascade Co.
Note, 6.50%	50,000	11/01/2010	56,250
Bombardier Capital
Inc. Note, 6.13%	50,000	6/29/2006	50,182
Briggs & Stratton
Corp. Sr. Note,
8.88%	50,000	3/15/2011	60,250
British
Telecommunications
PLC Note, 8.88%	75,000	12/15/2030	100,238
Cargill Inc. Note,
3.63%†	100,000	3/04/2009	99,619
Cargill Inc. Note,
4.38%†	125,000	6/01/2013	122,760

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Cendant Corp. Sr.
Note, 6.25%	75,000	3/15/2010	81,859
Centex Corp. Note,
4.55%	100,000	11/01/2010	100,098
Comcast Corp. Note,
7.05%	75,000	3/15/2033	84,714
Conoco Inc., 6.95%	150,000	4/15/2029	175,447
Continental Airlines
Inc. Note, 9.56%	148,590	11/01/2004	148,481
D. R. Horton Inc. Sr.
Note, 8.50%	125,000	4/15/2012	140,937
Dana Corp. Sr. Note,
9.00%	100,000	8/15/2011	119,000
Deutsche Telekom BV
Global Note, 8.25%	100,000	12/15/2004	131,956
Dominion Resources
Inc. Sr. Note, 8.13%	325,000	6/15/2010	386,870
DTE Energy Co. Note,
6.45%	175,000	6/01/2006	183,832
Echostar Dbs Corp.
Note, 5.75%	100,000	10/01/2008	102,250
Encana Corp. Note,
6.50%	125,000	8/15/2034	136,100
Entergy Gulf States
Inc. Note, 3.60%	175,000	6/01/2008	173,588
Enterprise Products
Partners LP Note,
5.60%†	50,000	10/15/2014	50,951
Firstenergy Corp.
Note, 7.38%	125,000	11/15/2031	142,426
Fisher Scientific
International Inc.
Note, 8.00%	25,000	9/01/2013	28,187
FMC Corp. Note,
10.25%	75,000	11/01/2009	87,000
Ford Motor Co. Global
Note, 7.45%	100,000	7/16/2031	97,389
France Telecom Bond
Note, 8.50%	75,000	3/01/2005	101,245
General Electric Co.
Note, 5.00%	450,000	2/01/2013	466,460
General Motors
Acceptance Corp.
Note, 7.25%	275,000	3/02/2011	292,002
General Motors Corp.
Note, 8.25%	100,000	7/15/2023	104,170
General Motors Corp.
Note, 8.38%	50,000	7/15/2033	52,029
Halliburton Co. Note,
2.85%†	125,000	1/26/2005	125,042
INCO Ltd. Note,
7.20%	50,000	9/15/2032	57,544
Indiana Michigan
Power Co. Note,
6.13%	100,000	12/15/2006	105,949
International Paper
Co. Note, 6.75%	200,000	9/01/2011	224,798
J C Penney Co., Inc.
Note, 8.00%	75,000	3/01/2010	85,875
K2 Inc. Note, 7.38%†	100,000	7/01/2014	109,000
Kennametal Inc. Sr.
Note, 7.20%	25,000	6/15/2012	27,812
Kerr-Mcgee Corp.
Note, 6.88%	50,000	9/15/2011	56,793
Lamar Media Corp.
Note, 7.25%	75,000	1/01/2013	81,375
Loral Corp. Note,
7.00%	50,000	9/15/2023	56,382
Luscar Coal Ltd. Sr.
Note, 9.75%	100,000	10/15/2011	114,000
Massey Energy Co.
Note, 6.63%	50,000	11/15/2010	52,125
Meadwestvaco Corp.
Note, 6.85%	100,000	4/01/2012	112,494
Newfield Exploration
Co. Note, 6.63%†	75,000	9/01/2014	80,437
Newmont Mining Corp.
Note, 8.63%	125,000	5/15/2011	153,900
Norfolk Southern
Corp. Note, 6.00%	200,000	4/30/2008	216,424
Perkinelmer Inc.
Note, 8.88%†	50,000	1/15/2013	56,875
Plains Exploration &
Production Co. Note,
7.13%†	75,000	6/15/2014	83,250
Progress Energy Inc.
Sr. Note, 7.10%	150,000	3/01/2011	170,118
Pulte Homes Inc.
Note, 6.38%	125,000	5/15/2033	123,914
Reckson Operating
Partnership Note,
5.88%	125,000	8/15/2014	127,683
Rogers Wireless Inc.
Note, 6.38%	50,000	3/01/2014	47,750
Saks Inc. Note,
7.00%	79,000	12/01/2013	80,185
SBC Communications
Inc. Note, 5.10%	100,000	9/15/2014	100,695
Senior Housing
Properties Trust Sr.
Note, 8.63%	25,000	1/15/2012	28,187

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Maturity Date	Value

Smithfield Foods Inc.
Note, 7.00%†	100,000	8/01/2011	107,000
Sprint Capital Corp.
Note, 8.75%	175,000	3/15/2032	229,305
TCI Communications
Inc. Deb. Note,
7.88%	75,000	2/15/2026	89,797
Telecom de Puerto
Rico Inc. Sr. Note,
6.65%	300,000	5/15/2006	315,169
Time Warner Inc.
Note, 9.15%	250,000	2/01/2023	329,366
Tyco International
Group S A Note,
6.38%	175,000	10/15/2011	194,804
Verizon Global
Funding Corp. Note,
7.75%	200,000	12/01/2030	245,374
Westvaco Corp. Note,
7.10%	75,000	11/15/2009	84,129
Weyerhaeuser Co.
Note, 7.38%	75,000	3/15/2032	87,487
Xerox Corp. Note,
6.88%	100,000	8/15/2011	106,750
			8,913,956
Total Fixed Income Securities
(Cost $63,171,305)			64,354,251

COMMERCIAL PAPER 25.6%
25.6%
American Express
Credit Corp., 1.751%	1,762,000	11/02/2004	1,761,914
Caterpillar Financial
Services Corp.,
1.783%	1,682,000	11/16/2004	1,680,753
E.I. Du Pont De
Nemours & Co.,
1.752%	1,731,000	11/09/2004	1,730,327
Federal Natl Mtg Assn
Disc Nts, 1.69%	1,810,000	11/17/2004	1,808,641
General Electric
Capital Corp., 1.75%	463,000	11/01/2004	463,000
General Electric
Capital Corp., 1.78%	2,000,000	11/03/2004	1,999,802
International Lease
Finance Corp., 1.86%	2,310,000	11/23/2004	2,307,374
Morgan Stanley Dean
Witter & Co., 1.87%	2,200,000	11/18/2004	2,198,057
UBS Finance Inc.,
1.80%	1,254,000	11/15/2004	1,253,125
UBS Finance Inc.,
1.87%	130,000	11/23/2004	129,851
UBS Finance Inc.,
1.84%	1,588,000	11/23/2004	1,586,224
UBS Finance Inc.,
1.83%	194,000	11/23/2004	193,783
			17,112,851
Total Commercial Paper (Cost
$ 17,112,851)			17,112,851

Total Investments - (Cost $80,284,156) 121.7%			81,467,102

Cash and Other Assets, Less Liabilities - (21.7%)			(14,513,226)

Net Assets - 100.0%			$66,953,876

The accompanying notes are an integral part of the financial statements.

TBA Represents “TBA” (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.

*A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2004.

‡Interest rates on these floating-rate bonds will reset annually or bianually based on the six month London Interbank Offered Rate(LIBOR).

†Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

State Street Research Institutional Large Cap Analyst Fund

PORTFOLIO HOLDINGS  October 31, 2004

Issuer	Shares	Value

Common Stocks 93.2%

Automobiles & Transportation 0.6%

Railroads 0.6%
Union Pacific Corp.	790	$49,746
Total Automobiles & Transportation		49,746

Consumer Discretionary 14.7%

Casinos/Gambling, Hotel/Motel 0.8%
International Game Technology Inc.	2,000	66,080

Commercial Services 1.4%
Cendant Corp.	1,960	40,356
InterActiveCorp *	3,350	72,427
		112,783

Communications, Media & Entertainment 0.5%
Univision Communications Inc. Cl. A*	1,330	41,177

Consumer Electronics 1.6%
Electronic Arts Inc.*	840	37,733
Yahoo! Inc.*	2,690	97,351
		135,084

Printing & Publishing 1.5%
News Corp. Ltd. ADR	3,740	120,652

Restaurants 1.1%
McDonald’s Corp.	3,230	94,155

Retail 6.8%
Bed Bath & Beyond Inc.*	2,000	81,580
Best Buy Company Inc.	1,300	76,986
Federated Department Stores Inc.	1,190	60,036
Home Depot Inc.	3,590	147,477
Kohl’s Corp.*	1,120	56,851
Lowes Companies Inc.	810	45,587
Wal-Mart Stores Inc.	1,810	97,595
		566,112

Textile Apparel Manufacturers 1.0%
Coach Inc.*	1,706	79,551
Total Consumer Discretionary		1,215,594

Consumer Staples 5.9%

Beverages 1.8%
Anheuser-Busch Inc.	920	45,954
PepsiCo Inc.	2,025	100,400
		146,354

Drug & Grocery Store Chains 1.0%
CVS Corp.	1,900	82,574

Foods 0.5%
Kellogg Co.	980	42,140

Household Products 1.8%
Clorox Co.	870	47,502
Procter & Gamble Co.	2,030	103,895
		151,397

Tobacco 0.8%
Altria Group Inc.	1,380	66,875
Total Consumer Staples		489,340

Financial Services 20.3%

Banks & Savings & Loan 7.3%
Bank of America Corp.	3,050	136,609
Bank of New York Co., Inc.	2,710	87,966
Goldman Sachs Group Inc.	520	51,158
JPMorgan Chase & Co.	3,070	118,502
North Fork Bancorp. Inc.	1,490	65,709
Wachovia Corp.	1,480	72,831
Wells Fargo & Co.	1,190	71,067
		603,842

Financial Data Processing Services & Systems 1.8%
Checkfree Corp.*	1,450	44,950
DST Systems Inc.*	1,300	58,305
First Data Corp.	1,160	47,885
		151,140

Insurance 3.5%
AFLAC Inc.	950	34,086
Allstate Corp.	820	39,434
American International Group Inc.	2,570	156,024
Hartford Financial Services Group Inc.	1,000	58,480
		288,024

Issuer	Shares	Value
Miscellaneous Financial 7.0%
AMBAC Financial Group Inc.	520	40,591
American Express Co.	2,510	133,206
Citigroup Inc.	4,340	192,566
Federal Home Loan Mortgage
Corp.	1,000	66,600
Federal National Mortgage
Association	520	36,478
MBNA Corp.	1,810	46,390
Morgan Stanley Dean Witter
Inc.	1,160	59,264
		575,095

Securities Brokerage & Services 0.7%
Lehman Brothers Holdings
Inc.	730	59,970
Total Financial Services		1,678,071

Health Care 11.6%

Drugs & Biotechnology 7.9%
Amgen Inc.*	1,330	75,544
AstraZeneca PLC ADR	1,380	56,856
Biogen Idec Inc.*	664	38,618
Biovail Corp.*	2,150	40,248
Charles River Laboratories
International Inc.*	860	40,240
Genentech, Inc.*	810	36,879
IVAX Corp.*	1,962	35,512
Merck & Co. Inc.	1,890	59,176
Novartis AG ADR	3,870	185,799
Pfizer Inc.	875	25,331
Sanofi Synthelabo Inc. ADR	1,590	58,035
		652,238

Health Care Services 1.8%
Caremark Rx Inc.*	2,010	60,240
Medco Health Solutions
Inc.*	1,460	49,508
Wellpoint Health Networks
Inc. Cl. A*	420	41,017
		150,765

Hospital Supply 1.9%
Boston Scientific Corp.*	1,130	39,889
Guidant Corp.	960	63,955
Medtronic Inc.	970	49,577
		153,421
Total Health Care		956,424

Integrated Oils 3.8%

Integrated International 3.8%
Exxon Mobil Corp.	4,610	226,904
Total Fina SA ADR	800	83,424
Total Integrated Oils		310,328

Materials & Processing 4.2%

Chemicals 2.7%
Dow Chemical Co.	2,470	111,002
E.I. Du Pont De Nemours &
Co.	910	39,011
Sherwin-Williams Co.	1,710	73,051
		223,064

Containers & Packaging 0.5%
Sealed Air Corp. *	870	43,100

Diversified Manufacturing 0.5%
Olin Corp.	2,320	43,384

Paper & Forest Products 0.5%
International Paper Co.	970	37,355
Total Materials & Processing		346,903

Other 6.0%

Multi-Sector 6.0%
General Electric Co.	8,190	279,443
Honeywell International
Inc.	3,700	124,616
ITT Industries Inc.	1,160	94,122
Total Other		498,181

Other Energy 3.8%

Miscellaneous Energy 0.9%
Consol Energy Inc.	1,110	39,294
Peabody Energy Corp.	590	37,630
		76,924

Oil & Gas Producers 1.8%
EOG Resources Inc.	2,205	146,765

Issuer	Shares	Value
Oil Well Equipment & Services 1.1%
Hydril Co.*	1,070	47,070
Noble Corp.*	1,040	47,507
		94,577
Total Other Energy		318,266

Producer Durables 1.4%

Machinery 0.9%
Illinois Tool Works Inc.	790	72,901

Production Technology Equipment 0.5%
Applied Materials Inc.*	2,420	38,962
Total Producer Durables		111,863

Technology 13.3%

Communications Technology 2.4%
Cisco Systems Inc.*	5,250	100,853
Motorola Inc.	2,500	43,150
Scientific Atlanta Inc.	1,970	53,958
		197,961

Computer Software 4.2%
Microsoft Corp.	10,120	283,259
Oracle Corp.*	5,210	65,958
		349,217

Computer Technology 4.6%
Dell Inc.*	2,990	104,830
EMC Corp.*	2,905	37,387
Hewlett-Packard Co.	2,550	47,583
IBM Corp.	1,300	116,675
Nvidia Inc.*	3,670	53,105
Sandisk Corp.*	920	19,321
		378,901

Electronics: Semiconductors/Components 2.1%
Broadcom Corp. Cl. A*	720	19,470
Intel Corp.	3,390	75,461
Linear Technology Corp.	510	19,335
Maxim Integrated Products
Inc.	1,430	62,906
		177,172
Total Technology		1,103,251

Utilities 7.6%

Cable Television & Radio 2.0%
Comcast Corp.*	5,520	162,840

Electrical 1.5%
Entergy Corp.	670	43,791
Exelon Corp.	2,020	80,033
		123,824

Telecommunications 4.1%
Nextel Communications Inc.
Cl. A*	3,510	92,980
SBC Communications Inc.	4,320	109,123
Sprint Corp.	3,780	79,191
Verizon Communications
Inc.	1,450	56,695
		337,989
Total Utilities		624,653
Total Common Stocks (Cost $7,209,643)		7,702,620

Coupon Rate	Principal Amount	Maturity Date	Value
Commercial Paper 1.5%
UBS Finance Inc.
1.78%	$122,976	11/05/2004	122,976

		% of Net Assets
Summary of Portfolio Assets
Investments (Cost $7,332,619)		94.7%	$7,825,596
Cash and Other Assets, Less Liabilities		5.3%	436,823
Net Assets		100.0	$8,262,419

*Nonincome-producing securities.

ADR stands for American Depositary Receipt, representing ownership of Foreign Securities.

Item 2: Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Institutional Funds Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Institutional Funds

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: December 28, 2004

By	/s/ Douglas A. Romich

Douglas A. Romich Treasurer, Principal Financial Officer

Date: December 28, 2004